23. Provision for legal and administrative proceedings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Total	R$ 18,395,727	R$ 18,734,644
Tax [Member]
Provision for legal and administrative proceedings [line items]
Total	16,196,077	16,530,061
Tax [Member] | FUST, FUNTTEL and EBC [Member]
Provision for legal and administrative proceedings [line items]
Total	2,991,567	2,979,404
Tax [Member] | Federal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Total	4,279,570	3,952,125
Tax [Member] | State Taxes [Member]
Provision for legal and administrative proceedings [line items]
Total	8,221,808	8,904,916
Tax [Member] | Municipal Taxes [Member]
Provision for legal and administrative proceedings [line items]
Total	R$ 703,132	R$ 693,616